Acquisitions and disposals	6 Months Ended
Jun. 30, 2018
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]

3 Acquisitions and disposals

Acquisition and divestment of operated interest in Carcara field in Brazil

In the second quarter of 2018 Equinor completed the divestment of 39.5% of its 76% interest in BM-S-8, agreed in October 2017. 36.5% interest was divested to ExxonMobil and 3% to Galp for a total consideration of USD 1,493 million. The transaction is accounted for in the E&P International segment with no impact on the Consolidated statement of income. The cash proceeds from the sale were USD 1,016 million and the divested assets were previously presented as Assets classified as held for sale.

On 4 July 2018 Equinor and Barra Energia (“Barra”) signed an agreement for Equinor to acquire Barra’s 10% interest in the BM-S-8 licence in Brazil’s Santos basin. Upon closing, Equinor intends to sell down 3.5% to ExxonMobil and 3% to Galp, so fully aligning interests across BM-S-8 and Carcará North. The total consideration for Barra’s 10% interest is USD 379 million, the same as for Equinor’s earlier transaction in BM-S-8 with Queiroz Galvão Exploração e Produção (QGEP) in July 2017. Closing is subject to customary conditions, including partner and government approval and is expected within a year.

Acquisition of interest in Roncador field in Brazil

In the second quarter of 2018 Equinor closed an agreement with Petrobras to acquire a 25% interest in Roncador, an oil field in the Campos Basin in Brazil. Equinor paid Petrobras a cash consideration of USD 2,133 million, in addition to recognising a liability for contingent consideration of USD 392 million. The assets and liabilities related to the acquired portion of Roncador have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 2,327 million, intangible assets of USD 392 million and an increase in provisions of USD 586 million. At this stage, both the purchase price and the purchase price allocation are preliminary. The partners have joint control and Equinor will account for its interest on a pro-rata basis. The transaction has been accounted for in the E&P International segment.

Acquisition of Cobalt’s North Platte interest in the Gulf of Mexico

In the first quarter of 2018 Equinor’s co-bid with Total in the bankruptcy auction for Cobalt’s interest in the North Platte discovery was successful with an aggregate bid of USD 339 million. The transaction was closed in April 2018. Upon closing, Total as operator owns 60% of North Platte and Equinor owns the remaining 40%. The value of the acquired exploration assets has been recognised in the Exploration & Production International (E&P International) segment for an amount of USD 246 million as intangible assets. Additionally, the transaction includes a contingent consideration up to USD 20 million.

Acquisition of interests in Martin Linge field and Garantiana discovery

In the first quarter of 2018 Equinor and Total closed an agreement to acquire Total’s equity stakes in the Martin Linge field (51%) and the Garantiana discovery (40%) on the Norwegian continental shelf. Through this transaction Equinor increased the ownership share in the Martin Linge field from 19% to 70%. Equinor has paid Total a consideration of USD 1,541 million and has taken over the operatorships. The assets and liabilities related to the acquired portion of Martin Linge and Garantiana have been reflected in accordance with the principles of IFRS 3 Business Combinations. Including certain changes in the second quarter the acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 1,418 million, intangible assets of USD 116 million, goodwill of USD 265 million, deferred tax liabilities of USD 265 million and other assets of USD 7 million. At this stage, the purchase price allocation is preliminary. The partners have joint control and Equinor continues to account for its interest on a pro-rata basis using Equinor's new ownership share. The transaction has been accounted for in the Exploration and Production Norway (E&P Norway) segment.